Intangible Assets - Narrative (Details) € in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2019 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Aug. 31, 2019 unpaired_frequency_block
Disclosure of detailed information about intangible assets [line items]
Transfers and others		€ (1,255)	€ 291
Additions		1,111	2,727
Impairment of intangible assets		108
Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions related to companies held-for-sale		126	1,501
Transfers and others		151	333
Additions		32	25
Impairment of intangible assets		106
Service concession arrangements and licenses | Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
Additions	€ 1,425
Number of unpaired 3.6 GHz frequency blocks of 10MHz Each | unpaired_frequency_block				7
Telefónica Germany | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Transfers and others		1,381
Telefonica Uruguay | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions			26
Telefónica Argentina | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets		106
Impairments of intagnible assets		106
Telefónica United Kingdom
Disclosure of detailed information about intangible assets [line items]
Transfers and others		1,513
Telxius Telecom, S.A.
Disclosure of detailed information about intangible assets [line items]
Transfers and others		36
Telefónica Moviles El Salvador
Disclosure of detailed information about intangible assets [line items]
Transfers and others		€ 34
Telefonica Moviles Costa Rica and Telefonica Moviles El Salvador | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Transfers and others			65
Telefonía Celular de Nicaragua, S.A. | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Exclusion of companies			12
Telefónica Móviles Panamá, S.A. | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Exclusion of companies			€ 100